UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 89.26%
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B),
0.060% VRD[1,2]	2,500,000	2,500,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates), Series 42C,
0.080% VRD[1,2]	10,060,000	10,060,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-5,
0.050%, VRD	6,900,000	6,900,000
Series L-6,
0.050%, VRD	12,400,000	12,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.050%, VRD	8,000,000	8,000,000
Series B,
0.050%, VRD	11,200,000	11,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C,
0.050% VRD	15,200,000	15,200,000
California Health Facilities Financing Authority Revenue (Scripps Health),
Series B,
0.040%, VRD	13,225,000	13,225,000
Series C,
0.050%, VRD	18,700,000	18,700,000
Series F,
0.050%, VRD	6,300,000	6,300,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems),
Series B,
0.070%, VRD	6,000,000	6,000,000
Series C,
0.070%, VRD	30,765,000	30,765,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.050% VRD	21,100,000	21,100,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E,
0.070% VRD	7,050,000	7,050,000
California Municipal Finance Authority Revenue (Chevron USA — Recovery Zone Bonds), Series B,
0.050% VRD	12,750,000	12,750,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.050% VRD	1,500,000	1,500,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California State Economic Recovery, Series C-4,
0.070% VRD	16,460,000	16,460,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School),
0.060% VRD	7,650,000	7,650,000
California State Kindergarten,
Series A2,
0.070%, VRD	10,000,000	10,000,000
Series A3,
0.060%, VRD	2,500,000	2,500,000
Series A4,
0.050%, VRD	6,700,000	6,700,000
Series A5,
0.070%, VRD	700,000	700,000
Series B2,
0.070%, VRD	2,400,000	2,400,000
Series B4,
0.040%, VRD	1,200,000	1,200,000
California State,
Series A-1,
2.000%, due 05/28/14	4,000,000	4,011,163
Series A-2,
2.000%, due 06/23/14	10,000,000	10,040,484
California Statewide Communities Development Authority (Robert Louis Stevenson),
0.060% VRD	6,000,000	6,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K, (FHLMC Insured),
0.060% VRD	6,725,000	6,725,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B,
0.050% VRD	7,600,000	7,600,000
California Statewide Communities Development Authority Revenue (Painte Turtle),
0.050% VRD	3,000,000	3,000,000
California Statewide Communities Development Authority Revenue (University of San Diego),
0.060% VRD	7,985,000	7,985,000
Antelope Valley-East Kern Water Agency, Series A-2,
0.050% VRD	12,050,000	12,050,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.070% VRD[1,2]	4,730,000	4,730,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series F, (Bank of America Austin Certificates, Series 2008-1058),
0.110% VRD[1,2]	6,750,000	6,750,000
City of Santa Clara, Electrical Revenue, Subseries B,
0.060% VRD	31,690,000	31,690,000
Connecticut Health & Educational Facilities Authority Revenue (Yale University), Series U,
0.050% VRD	10,200,000	10,200,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project), Series H, (FNMA Insured),
0.050% VRD	10,655,000	10,655,000
County of Fresno,
1.250%, due 06/30/14	8,000,000	8,021,026
County of Los Angeles, Series B,
2.000%, due 06/30/14	13,000,000	13,058,211
County of Riverside, Series B,
2.000%, due 10/15/14	8,000,000	8,077,545
County of Santa Clara,
1.250%, due 06/30/14	10,000,000	10,026,428
Irvine Improvement Bond Act 1915 (Assessment District 87-8),
0.060% VRD	10,423,000	10,423,000
Irvine Improvement Bond Act 1915 (Assessment District 94-13),
0.060% VRD	9,835,000	9,835,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.060% VRD	7,668,000	7,668,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A,
0.060% VRD	10,562,000	10,562,000
Irvine Ranch Water District
0.050% VRD	8,600,000	8,600,000
Irvine Unified School District, Series A,
0.050% VRD	14,627,000	14,627,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured),
0.060% VRD	6,700,000	6,700,000
Los Angeles Wastewater Systems Revenue Refunding, Series A, (Barclays Capital Municipal Trust Receipts Series 2W),
0.060% VRD[1,2]	3,750,000	3,750,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Los Angeles Water and Power Revenue,
Subseries B-3,
0.040%, VRD	8,100,000	8,100,000
Subseries B-5,
0.040%, VRD	3,400,000	3,400,000
Subseries B-8,
0.050%, VRD	4,800,000	4,800,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.080% VRD	3,285,000	3,285,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured),
0.050% VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Refunding (Special), Series A,
0.040% VRD	1,605,000	1,605,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A, Certificates 20070071),
0.070% VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2,
0.040% VRD	13,105,000	13,105,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.050% VRD	9,370,000	9,370,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured),
0.080% VRD	10,930,000	10,930,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G),
Series 1, (FNMA Insured),
0.060%, VRD	11,500,000	11,500,000
Series 3, (FNMA Insured),
0.060%, VRD	6,300,000	6,300,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured),
0.090% VRD[1,2]	1,075,000	1,075,000
Orange County Water District Revenue Certificates of Participation, Series A,
2.000%, due 10/16/14	10,000,000	10,099,054
0.060%, VRD	22,765,000	22,765,000
Sacramento Municipal Utility District, Series L,
0.040% VRD	4,200,000	4,200,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured),
0.090% VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage — Mountain View), Series A, (FNMA Insured),
0.090% VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.050%, VRD	15,830,000	15,830,000
Series B,
0.070%, VRD	12,800,000	12,800,000
San Diego County School Districts, Series A,
2.000%, due 06/30/14	5,000,000	5,022,512
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A,
0.060% VRD	8,800,000	8,800,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series B,
0.040%, VRD	25,615,000	25,615,000
Series C,
0.050%, VRD	2,225,000	2,225,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z), (AGM Insured),
0.090% VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160, (AGM Insured),
0.210% VRD[1,2]	4,110,000	4,110,000
Torrance Revenue (Torrance Memorial Medical Center), Series B,
0.050% VRD	5,000,000	5,000,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B,
0.050% VRD	3,920,000	3,920,000
West Covina Public Financing Authority Lease Revenue, Series A,
0.050% VRD	6,070,000	6,070,000

Total municipal bonds and notes (cost — $707,521,423)		707,521,423

Tax-exempt commercial paper — 9.38%
California Education Facility Authority,
0.080%, due 05/16/14	7,600,000	7,600,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-2, Subseries 1,
0.130%, due 07/09/14	10,050,000	10,050,000
Series B-2, Subseries 2,
0.130%, due 06/04/14	8,000,000	8,000,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Los Angeles County Capital Asset Lease,
0.070%, due 04/07/14	5,400,000	5,400,000
0.080%, due 04/09/14	12,000,000	12,000,000
Los Angeles County Department of Water & Power,
0.050%, due 04/07/14	5,000,000	5,000,000
0.110%, due 06/11/14	10,000,000	10,000,000
Sacramento Municipal Utility District,
0.070%, due 06/12/14	10,000,000	10,000,000
San Diego County,
0.080%, due 06/04/14	6,250,000	6,250,000

Total tax-exempt commercial paper (cost — $74,300,000)		74,300,000

Total investments (cost — $781,821,423 which approximates cost for federal income tax purposes) — 98.64%		781,821,423

Other assets in excess of liabilities — 1.36%		10,797,653
Net assets (applicable to 792,580,373 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		792,619,076

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	707,521,423	—	707,521,423
Tax-exempt commercial paper	—	74,300,000	—	74,300,000

Total	—	781,821,423	—	781,821,423

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 17 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.24% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2013.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 90.91%
New York State Dormitory Authority Revenue (Columbia University), Series B,
0.050% VRD	6,700,000	6,700,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A,
0.080% VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Wagner College),
0.050% VRD	20,000	20,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital),
0.050% VRD	7,905,000	7,905,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.070% VRD	2,290,000	2,290,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A,
0.050% VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured), Series A,
0.110% VRD	9,150,000	9,150,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.050% VRD	7,475,000	7,475,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A,
0.070%, VRD	2,095,000	2,095,000
Series A-2,
0.070%, VRD	900,000	900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.060% VRD	8,280,000	8,280,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.),
0.050% VRD	2,700,000	2,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Wagner College),
0.050% VRD	8,135,000	8,135,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series C,
0.080%, VRD	5,090,000	5,090,000
Series D,
0.050%, VRD	5,380,000	5,380,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A,
0.070% VRD	11,415,000	11,415,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library),
Series A,
0.050%, VRD	500,000	500,000
Series B,
0.050%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B,
0.070% VRD	12,110,000	12,110,000
New York State Dormitory Authority State Personal Income Tax Revenue (Economic Development and Housing ), Series A,
5.000%, due 12/15/14	7,000,000	7,241,222
New York State Dormitory Authority State Personal Income Tax Revenue, Series F, (JP Morgan PUTTERs, Series 3239),
0.070% VRD[1,2]	3,600,000	3,600,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.070% VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2,
0.070% VRD	5,000,000	5,000,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured),
0.050% VRD	7,100,000	7,100,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured),
0.050% VRD	12,200,000	12,200,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured),
0.050% VRD	14,540,000	14,540,000
New York State Housing Finance Agency Revenue (Dock Street), Series A,
0.060% VRD	4,000,000	4,000,000
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2,
0.050% VRD	18,825,000	18,825,000
New York State Housing Finance Agency Revenue (North End), Series A, (FNMA Insured),
0.050% VRD	9,600,000	9,600,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W),
0.070% VRD[1,2]	6,835,000	6,835,000
Albany County Bond Anticipation Notes,
1.000%, due 07/03/14	7,000,000	7,013,609

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B,
0.110% VRD	5,635,000	5,635,000
1.000%, due 07/18/14	8,200,000	8,217,154
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.060% VRD	9,225,000	9,225,000
Deer Park Union Free School District Tax Anticipation Notes,
1.000%, due 06/26/14	10,000,000	10,017,651
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.000%, due 07/31/14	10,000,000	10,024,844
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A,
0.070% VRD	9,025,000	9,025,000
Grand Island Central School District Bond Anticipation Notes,
1.000%, due 12/04/14	10,000,000	10,049,265
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A,
0.070% VRD	1,418,000	1,418,000
Locust Valley Central School District
1.500%, due 06/20/14	5,000,000	5,013,983
Long Island Power Authority,
Series C,
0.060%, VRD	20,000,000	20,000,000
Series D,
0.050%, VRD	700,000	700,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.050% VRD	2,800,000	2,800,000
Metropolitan Transportation Authority Revenue, Subseries E-3,
0.060% VRD	10,800,000	10,800,000
Miller Place Union Free School District Tax Anticipation Notes,
1.000%, due 06/26/14	10,000,000	10,018,809
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
0.070% VRD	6,720,000	6,720,000
Mount Sinai Union Free School District Tax Anticipation Notes,
1.000%, due 06/25/14	7,000,000	7,012,166
Nassau Health Care Corp. Revenue,
0.050% VRD	10,700,000	10,700,000
New Rochelle City School District Tax Anticipation Notes,
0.750%, due 06/27/14	10,000,000	10,012,840
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.060% VRD	900,000	900,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A, (FNMA Insured),
0.050% VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A,
0.060% VRD	9,495,000	9,495,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
0.090% VRD	26,255,000	26,255,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A, (FNMA Insured),
0.050% VRD	7,100,000	7,100,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.050%, VRD	4,040,000	4,040,000
Series BB-2,
0.080%, VRD	1,020,000	1,020,000
Series BB-5,
0.060%, VRD	10,485,000	10,485,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1,
0.070% VRD	6,300,000	6,300,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (JP Morgan PUTTERs, Series 2559),
0.070% VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
0.070% VRD	6,950,000	6,950,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series D, (JP Morgan PUTTERs, Series 3240),
0.070% VRD[1,2]	1,600,000	1,600,000
New York City Transitional Finance Authority Revenue (Future Tax Secured),
0.060%, VRD	8,900,000	8,900,000
0.070%, VRD	22,300,000	22,300,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1,
0.060% VRD	11,900,000	11,900,000
New York City Trust for Cultural Resources Revenue (WNYC Radio, Inc.),
0.020% VRD	400,000	400,000
New York City,
Subseries G-4,
0.060%, VRD	11,200,000	11,200,000
Subseries L-4,
0.060%, VRD	6,200,000	6,200,000
Subseries L-6,
0.060%, VRD	18,200,000	18,200,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Onondaga County Industrial Development Agency (Syracuse University Project), Series B,
0.070% VRD	6,835,000	6,835,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.070% VRD	5,765,000	5,765,000
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project),
0.070% VRD	3,300,000	3,300,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project),
Series A-1,
0.080%, VRD	8,740,000	8,740,000
Series A-2,
0.080%, VRD	5,400,000	5,400,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A,
0.070% VRD	8,800,000	8,800,000
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B,
0.120% VRD	3,230,000	3,230,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A,
0.050% VRD	17,280,000	17,280,000
Town of North Hempstead, Series B,
0.500%, due 10/03/14	12,000,000	12,015,753
Triborough Bridge & Tunnel Authority Revenue,
Series A-3,
0.040%, VRD	1,270,000	1,270,000
Series B,
0.060%, VRD	375,000	375,000
Series B-2C,
0.060%, VRD	11,820,000	11,820,000
Series B-3,
0.060%, VRD	18,445,000	18,445,000

Total municipal bonds and notes (cost — $616,300,296)		616,300,296

Tax-exempt commercial paper — 8.09%
New York State Dormitory Authority (Columbia University),
0.030%, due 04/03/14	5,385,000	5,385,000
0.060%, due 05/05/14	6,400,000	6,400,000
New York State Power Authority,
0.050%, due 04/08/14	6,082,000	6,082,000
0.070%, due 06/04/14	15,000,000	15,000,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Metropolitan Transportation Authority,
0.080%, due 05/06/14	16,000,000	16,000,000
0.080%, due 06/11/14	6,000,000	6,000,000

Total tax-exempt commercial paper (cost — $54,867,000)		54,867,000

Total investments (cost — $671,167,296 which approximates cost for federal income tax purposes) — 99.00%		671,167,296

Other assets in excess of liabilities — 1.00%		6,755,052
Net assets (applicable to 677,890,921 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		677,922,348

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	616,300,296	—	616,300,296
Tax-exempt commercial paper	—	54,867,000	—	54,867,000

Total	—	671,167,296	—	671,167,296

At March 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 24 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.51% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

UBS Managed Municipal Trust

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2014 and reset periodically.
WLCO	West Loop Community Organization

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2013.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of each Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2014